Earnings/(Loss) per share (Tables)	12 Months Ended
Mar. 31, 2024
Earnings/(Loss) per share
Summary of earnings/(loss) per share

	Year ended March 31,
	2024	2023	2022
Basic earnings/(loss) per ordinary share (€)	1.6828	1.1557	(0.2130)
Diluted earnings/(loss) per ordinary share (€)	1.6743	1.1529	(0.2130)
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,139.2	1,136.8	1,130.5
Diluted	1,145.0	1,139.6	1,130.5